Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000086266 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	14.26%	9.84%	11.79%
Russell 1000 Equal Weight Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Equal Weight Index
Average Annual Return, Percent	29.29%	7.41%	10.84%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	44.41%	5.75%	10.98%